ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of geographical areas [Table text block]
	Year ended December 31,
	2023	2022	2021

Israel	43,316	50,500	25,431
Foreign countries	5,488	3,835	8,622

	48,804	54,335	34,053

Cost of sales and services [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table text block]
	Year ended December 31,
	2023	2022	2021

Salaries	457	759	1,849
Materials	36,265	36,738	18,528
Professional fees	418	202	1,303
Depreciation	7	55	850
Others Cost of sales expenses	827	5,290	2,928

	37,974	43,044	25,458

Selling and marketing expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table text block]
	Year ended December 31,
	2023	2022	2021

Salaries	5,677	6,398	2,452
Selling and Marketing	1,568	2,075	3,484
Professional fees	36	66	112
Depreciation	2,320	1,941	359
Other Selling and marketing expenses	1,187	993	318

	10,788	11,473	6,725

General and administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table text block]
	Year ended December 31,
	2023	2022	2021

Salaries	2,314	4,027	4,192
Insurance	1,847	1,566	2,448
Professional fees	4,095	4,689	7,229
Depreciation	669	819	916
Impairment	-	3,905	-
Other General and Administration	2,083	6,454	2,436

	11,008	21,460	17,221